Employee Benefits Plan - Summary of Defined Benefit Obligation Analyzed by Participant Group and Geography (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Thomson reuters group pension plan [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Weighted average duration of defined benefit obligation	17	18
Reuters pension fund [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Weighted average duration of defined benefit obligation		20
Supplementary pension scheme [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Weighted average duration of defined benefit obligation		14
The thomson corporation PLC pension scheme [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Weighted average duration of defined benefit obligation	19	19